UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-03630)

Exact name of registrant as specified in charter:	Putnam California Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2011

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments:

Putnam California Tax Exempt Income Fund

The fund's portfolio
6/30/11 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGM — Assured Guaranty Municipal Corporation
AGO — Assured Guaranty, Ltd.
AMBAC — AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. — Commonwealth of Puerto Rico Guaranteed
COP — Certificates of Participation
FGIC — Financial Guaranty Insurance Company
G.O. Bonds — General Obligation Bonds
NATL — National Public Finance Guarantee Corp.
Radian Insd. — Radian Group Insured
SGI — Syncora Guarantee, Inc.
TAN — Tax Anticipation Notes
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes
MUNICIPAL BONDS AND NOTES (99.3%)(a)
	Rating(RAT)	Principal amount	Value

California (92.6%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds
(Sharp Hlth. Care), 6 1/4s, 8/1/39	A2	$20,750,000	$21,343,865
(St. Rose Hosp.), Ser. A, 6s, 5/15/29	A-	5,625,000	5,776,763

Alameda, Corridor Trans. Auth. Rev. Bonds, Ser. A, AMBAC, zero %, 10/1/19	A-	29,270,000	17,980,268

Anaheim, Pub. Fin. Auth. Rev. Bonds
(Elec. Syst. Distr. Fac.), Ser. A, 5 3/8s, 10/1/36	AA-	3,000,000	3,064,740
(Distr. Syst.), NATL, 5s, 10/1/29	A+	1,945,000	1,953,500

Anaheim, Pub. Fin. Auth. Lease Rev. Bonds
(Cap. Appn. Sub. Impt.), Ser. C, AGM, zero %, 9/1/30	AA+	1,290,000	358,401
(Cap. Appn. Sub. Pub. Impt.), Class C, AGM, zero %, 9/1/22	AA+	6,500,000	3,391,050

Arcadia, Unified School Dist. G.O. Bonds (Election of 2006), Ser. A, AGM, zero %, 8/1/18	AA+	1,500,000	1,098,914

Bay Area Toll Auth. of CA Rev Bonds, Ser. F, 5s, 4/1/31(T)	Aa2	13,600,000	13,795,210

Burbank, Pub. Fin. Auth. Rev. Bonds (West Olive Redev.), AMBAC, 5s, 12/1/26	BBB+	3,390,000	2,943,841

CA Rev. Bonds
(Catholic Hlth. Care West), Ser. A, 6s, 7/1/39	A2	10,500,000	10,876,740
(Adventist Hlth. Syst.-West), Ser. A, 5 3/4s, 9/1/39	A	10,500,000	10,426,710

CA Edl. Fac. Auth. Rev. Bonds
(Claremont Graduate U.), Ser. A, 6s, 3/1/38	A3	1,045,000	1,045,470
(CA Lutheran U.), 5 3/4s, 10/1/38	Baa1	5,000,000	4,800,450
(U. of the Pacific), 5 1/2s, 11/1/39	A2	1,250,000	1,241,025
(U. of the Pacific), 5 1/4s, 11/1/29	A2	1,265,000	1,287,934
(Loyola-Marymount U.), Ser. A, 5 1/8s, 10/1/40	A2	2,955,000	2,810,973
(U. Redlands), Ser. A, 5 1/8s, 8/1/38	A3	6,430,000	5,598,857
(Claremont Graduate U.), Ser. A, 5 1/8s, 3/1/28	A3	1,270,000	1,231,862
(U. of The Pacific), 5s, 11/1/36	A2	10,735,000	9,949,413
(U. of La Verne), Ser. A, 5s, 6/1/31	Baa2	1,970,000	1,703,715
(Claremont Graduate U.), Ser. A, 5s, 3/1/31	A3	2,465,000	2,334,922
(U. of the Pacific), 5s, 11/1/30	A2	2,500,000	2,457,275
(CA College of Arts), 5s, 6/1/30	Baa3	1,825,000	1,545,246
(Lutheran U.), Ser. C, 5s, 10/1/29	Baa1	1,500,000	1,380,165
(U. of The Pacific), 5s, 11/1/25	A2	4,000,000	4,057,080
(Lutheran U.), Ser. C, 5s, 10/1/24	Baa1	1,250,000	1,207,625
(Lutheran U.), Ser. C, 4 1/2s, 10/1/19	Baa1	2,830,000	2,782,060

CA Hlth. Fac. Fin. Auth. Rev. Bonds
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38	Aa2	5,400,000	5,930,873
(Providence Hlth. & Svcs.), Ser. C, 6 1/2s, 10/1/38 (Prerefunded 10/1/18)	Aa2	100,000	130,958
(Providence Hlth. & Svcs.), Class C, 6 1/4s, 10/1/28	Aa2	3,350,000	3,697,496
(Catholic Hlth. Care West), Ser. J, 5 5/8s, 7/1/32	A2	2,750,000	2,779,755
(Sutter Hlth.), Ser. A, 5 1/4s, 11/15/46	Aa3	10,000,000	9,477,600
(Stanford Hosp.), Ser. A-2, 5 1/4s, 11/15/40	Aa3	1,000,000	995,480
(Cedars Sinai Med. Ctr.), 5s, 8/15/39	A2	14,170,000	13,315,406
(Cedars-Sinai Med. Ctr.), 5s, 11/15/34	AAA	6,250,000	5,943,813
(CA-NV Methodist), 5s, 7/1/26	A-	1,745,000	1,730,464
Ser. B, AMBAC, 5s, 7/1/21	A2	3,500,000	3,500,000

CA Hsg. Fin. Agcy. Rev. Bonds
Ser. J, 5 3/4s, 8/1/47	A	3,720,000	3,764,008
(Home Mtge.), Ser. H, FGIC, 5 3/4s, 8/1/30	A	10,000	10,118
(Multi-Fam. Hsg. III), Ser. B, NATL, 5 1/2s, 8/1/39	A2	1,650,000	1,443,206
(Home Mtge.), Ser. L, 5.2s, 8/1/28	A	4,500,000	4,098,284
(Home Mtge.), Ser. I, 4 7/8s, 8/1/41	A	5,000,000	3,880,450
(Home Mtge.), Ser. M, 4 3/4s, 8/1/42	A	8,050,000	6,093,931
(Home Mtge.), Ser. K, 4 5/8s, 8/1/26	Baa1	2,500,000	2,200,225
(Home Mtge.), Ser. I, 4.6s, 8/1/21	A	5,000,000	4,549,950

CA Infrastructure & Econ. Dev. Bank Rev. Bonds
(CA Indpt. Syst. Operator), Ser. A, 6 1/4s, 2/1/39	A1	12,000,000	12,652,560
(Oakland Unified School Dist. Fin.), 5s, 8/15/22	A2	4,985,000	4,706,588

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA)
5 1/4s, 2/1/46	Baa2	11,000,000	8,937,500
5 1/4s, 2/1/37	Baa2	14,650,000	12,396,976

CA Muni. Fin. Auth. Rev. Bonds
(U. of La Verne), Ser. A, 6 1/4s, 6/1/40	Baa2	4,000,000	4,002,400
(Biola U.), 5 7/8s, 10/1/34	Baa1	11,000,000	10,445,160
(Biola U.), 5.8s, 10/1/28	Baa1	220,000	216,916
(Eisenhower Med. Ctr.), Ser. A, 5 3/4s, 7/1/40	Baa1	10,500,000	9,921,450
(Loma Linda U.), 5s, 4/1/28	A	2,000,000	1,957,680
(U. Students Coop Assn.), 5s, 4/1/22	BBB-	790,000	770,092

CA Muni. Fin. Auth. Sr. Living Rev. Bonds (Pilgrim Place Claremont), Ser. A, 6 1/8s, 5/15/39	A-	5,835,000	5,854,256

CA Poll. Control Fin. Auth. Rev. Bonds (San Jose Wtr. Co.), 5.1s, 6/1/40	A	4,500,000	4,155,210

CA Poll. Control Fin. Auth. VRDN (Pacific Gas & Electric Corp.)
Ser. F, 0.03s, 11/1/26	A-1+	13,700,000	13,700,000
Class C, 0.05s, 11/1/26	A-1+	2,400,000	2,400,000
Ser. E, 0.03s, 11/1/26	VMIG1	15,100,000	15,100,000

CA Poll. Control Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Management, Inc.)
Ser. A-2, 5.4s, 4/1/25	BBB	7,500,000	7,700,775
Ser. B, 5s, 7/1/27	BBB	4,500,000	4,512,780

CA Poll. Control Fin. Auth. Wtr. Fac. Rev. Bonds (American Wtr. Cap. Corp.), 5 1/4s, 8/1/40	BBB+	4,000,000	3,838,760

CA State G.O. Bonds
6 1/2s, 4/1/33	A1	43,000,000	47,732,150
5 3/4s, 4/1/31	A1	40,620,000	42,817,541

CA State Enterprise Auth. Swr. Fac. Rev. Bonds (Anheuser-Busch), 5.3s, 9/1/47	A-	2,000,000	1,946,520

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6 1/8s, 11/1/29	A2	4,000,000	4,230,360
(Dept. of Ed. - Riverside Campus), Ser. B, 6 1/8s, 4/1/29	A2	490,000	516,607
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/27	A2	575,000	606,562
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/26	A2	2,625,000	2,789,745
(Trustees CA State U.), Ser. D, 6s, 4/1/26	Aa3	1,365,000	1,496,477
(Riverside Campus), Ser. B, 6s, 4/1/25	A2	1,755,000	1,869,777
(Dept. of Dev. Svcs. - Porterville), Ser. C, 6s, 4/1/24	A2	3,615,000	3,916,563
(Dept. of Ed. - Riverside Campus), Ser. B, 6s, 4/1/24	A2	4,485,000	4,859,139
Ser. G-1, 5 3/4s, 10/1/30	A2	11,500,000	11,694,924
Ser. A-1, 5 1/2s, 3/1/25	A2	2,500,000	2,588,525
(Regents U.), Ser. E, 5s, 4/1/29	Aa2	7,015,000	7,131,449
(Regents U.), Ser. E, 5s, 4/1/28	Aa2	8,290,000	8,486,970

CA State Pub. Wks. Board Lease Rev. Bonds
Ser. A, NATL, 6 1/2s, 9/1/17	A2	28,000,000	30,819,600
(Dept. of Corrections-State Prisons), Ser. A, AMBAC, 5s, 12/1/19	A2	17,250,000	17,876,520

CA State U. Rev. Bonds (Systemwide), Ser. A, 5 3/4s, 11/1/28	Aa2	5,000,000	5,302,900

CA Statewide Cmnty. Dev. Auth. COP (The Internext Group), 5 3/8s, 4/1/30	BBB	15,300,000	13,754,700

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(Thomas Jefferson School of Law), Ser. A, 7 1/4s, 10/1/38	BB+	2,415,000	2,462,141
(American Baptist Homes West), 6 1/4s, 10/1/39	BBB	4,500,000	4,326,750
(Sutter Hlth.), Ser. A, 6s, 8/15/42	Aa3	5,000,000	5,305,600
(Irvine LLC-UCI East Campus), 6s, 5/15/40	Baa2	11,000,000	10,534,480
(American Baptist Homes West), 5 3/4s, 10/1/25	BBB	950,000	921,196
(Sutter Hlth.), Ser. B, 5 1/4s, 11/15/48	Aa3	2,000,000	1,887,760
(Huntington Memorial Hosp.), 5s, 7/1/35	A+	11,175,000	10,131,143
(Sr. Living-Presbyterian Homes), Ser. A, 4 7/8s, 11/15/36	BBB	1,000,000	818,480

CA Statewide Cmnty. Dev. Auth. 144A Rev. Bonds (Front Porch Cmntys. & Svcs.), Ser. A, 5 1/8s, 4/1/37	BBB	9,500,000	7,825,720

CA Statewide Cmnty. Dev. Auth. Special Tax Rev. Bonds
(Cmnty. Fac. Dist. No. 1-Zone 1C), 7 1/4s, 9/1/30	BB/P	2,270,000	2,282,599
(Citrus Garden Apt. Project - D1), 5 1/4s, 7/1/22	BBB	1,630,000	1,582,991
(Cmnty. Fac. Dist. No. 1-Zone 1B), zero %, 9/1/20	BB/P	1,225,000	599,601

CA Statewide Cmnty., Dev. Auth. Rev. Bonds
(Sr. Living - Presbyterian Homes), 7 1/4s, 11/15/41	BBB	6,000,000	6,341,400
(Enloe Med. Ctr.), 6 1/4s, 8/15/33	A-	7,500,000	7,759,875
(Enloe Med. Ctr.), 6 1/4s, 8/15/28	A-	5,000,000	5,281,000
(Catholic Hlth. Care West), Ser. A, 5 1/2s, 7/1/30(FWC)	A2	9,940,000	10,000,236
(Kaiser Permanente), Ser. B, 5 1/4s, 3/1/45	A+	19,000,000	17,805,470
Ser. C, 5 1/4s, 8/1/31	A+	7,600,000	7,562,380
(Kaiser Permanente), Ser. B, 5s, 3/1/41	A+	1,815,000	1,651,940
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/27	A-	3,685,000	3,600,614
(Henry Mayo Newhall Memorial Hosp.), 5s, 10/1/20	A-	1,055,000	1,093,339

CA Statewide Fin. Auth. Tobacco Settlement Rev. Bonds, Class B, 5 5/8s, 5/1/29	Baa3	2,990,000	2,775,408

CA Tobacco Securitization Agcy. Rev. Bonds (Sonoma Cnty. Corp.), Ser. B, 5 1/2s, 6/1/30 (Prerefunded 6/1/12)	AAA/F	3,145,000	3,254,666

Carlsbad, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 11/1/21	Aa2	2,250,000	1,335,398

Castaic Lake, Wtr. Agcy. COP (Water Syst. Impt.), AMBAC, zero %, 8/1/27	AA	10,000,000	3,825,500

Chino Basin, Desalter Auth. Rev. Bonds, Ser. A, AGO, 5s, 6/1/30	AA+	3,540,000	3,631,190

Chula Vista, Cmnty. Fac. Dist. Special Tax Rev. Bonds
(No. 06-1 Eastlake Woods Area), 6.2s, 9/1/33	BBB/P	3,750,000	3,683,213
(No. 06-1 Eastlake Woods Area), 6.15s, 9/1/26	BBB/P	2,000,000	2,026,280
(No. 07-1 Otay Ranch Village Eleven), 5 7/8s, 9/1/34	BB+/P	2,350,000	2,169,920
(No. 07-I Otay Ranch Village Eleven), 5.1s, 9/1/26	BB+/P	340,000	306,972

Chula Vista, Indl. Dev. Rev. Bonds (San Diego Gas)
Ser. C, 5 7/8s, 2/15/34	Aa3	2,600,000	2,748,616
Ser. D, 5 7/8s, 1/1/34	Aa3	5,000,000	5,282,450

Coast, Cmnty. College Dist. G.O. Bonds, NATL
zero %, 8/1/22	Aa1	1,280,000	700,544
zero %, 8/1/21	Aa1	4,500,000	2,646,990

Commerce, Redev. Agcy. Rev. Bonds (Project 1), zero %, 8/1/21 (Escrowed to maturity)	AAA/P	66,780,000	39,062,961

Compton, Unified School Dist. G.O. Bonds (Election of 2002), Ser. D, AMBAC
zero %, 6/1/18	Aa3	7,295,000	5,434,921
zero %, 6/1/17	Aa3	7,145,000	5,675,202

Contra Costa, Home Mtge. Fin. Auth. Rev. Bonds, Ser. G, NATL, zero %, 9/1/17 (Escrowed to maturity)	BBB	26,490,000	17,034,659

Corona, Cmnty. Fac. Dist. Special Tax (No. 97-2 Eagle Glen), Ser. 97-2, 5 3/4s, 9/1/16	BBB+/P	2,395,000	2,399,000

Delano, COP (Delano Regl. Med. Ctr.), 5.6s, 1/1/26	BBB-	20,200,000	18,869,224

Duarte, COP, Ser. A
5 1/4s, 4/1/31	A1	7,000,000	6,668,830
5 1/4s, 4/1/24	A1	7,500,000	7,458,075

El Camino, Hosp. Dist. Rev. Bonds, Ser. A, AMBAC, 6 1/4s, 8/15/17 (Escrowed to maturity)	AAA/P	9,650,000	10,822,958

Folsom Cordova, Unified School Dist. G.O. Bonds (School Fac. Impt. Dist. No. 1), Ser. A, NATL, zero %, 10/1/25	Aa3	1,505,000	662,275

Foothill-De Anza, Cmnty. College Dist. G.O. Bonds, Ser. C, 5s, 8/1/40	Aaa	6,750,000	6,899,850

Foothill/Eastern Corridor Agcy. Rev. Bonds (CA Toll Roads)
5 3/4s, 1/15/40	Baa3	19,000,000	16,629,940
NATL, 5 3/8s, 1/15/14	Baa1	5,000,000	5,031,100
Ser. A, 5s, 1/1/35	Baa3	2,000,000	1,608,480

Glendora, Unified School Dist. G.O. Bonds (Election of 2005), Ser. B, AGO, zero %, 8/1/36	AA+	5,100,000	949,314

Golden State Tobacco Securitization Corp. Rev. Bonds
Ser. A-4, 7.8s, 6/1/42 (Prerefunded 6/1/13)	Aaa	6,075,000	6,902,476
Ser. 03 A-1, 6 1/4s, 6/1/33	Aaa	8,760,000	9,527,464
Ser. A-1, 5s, 6/1/33	Baa3	12,340,000	9,098,652
Ser. A, 4.55s, 6/1/22	AA+	4,085,000	3,982,017
Ser. A-1, 4 1/2s, 6/1/27	Baa3	10,675,000	8,884,376
Ser. S-B, zero %, 6/1/47	B	24,000,000	752,640
Ser. A, AMBAC, zero %, 6/1/24	A2	15,500,000	6,823,565

Golden West, School Fin. Auth. Rev. Bonds, Ser. A, NATL
zero %, 8/1/20	Baa1	2,000,000	1,213,020
zero %, 2/1/20	Baa1	2,480,000	1,546,206

Huntington Beach, Cmnty. Fac. Dist. Special Tax (No. 2003-1 Huntington Ctr.)
5.85s, 9/1/33	BB+/P	2,845,000	2,654,413
5.8s, 9/1/23	BB+/P	1,000,000	960,340

Imperial Irrigation Elec. Dist. Rev. Bonds
Ser. A, 6 1/4s, 11/1/31	AA-	1,000,000	1,123,030
Ser. A, 5 1/2s, 11/1/41	AA-	9,000,000	9,243,540
5 1/8s, 11/1/38	AA-	7,000,000	7,014,280

Irvine Ranch, Wtr. Dist. VRDN, 0.69s, 4/1/33	VMIG1	7,900,000	7,900,000

Irvine, Impt. Board Act of 1915 G.O. Bonds (Assmt. Dist. No. 03-19-Group 2), 5.45s, 9/2/23	BBB/P	1,000,000	989,420

Irvine, Impt. Board Act of 1915 Special Assmt. Bonds
(Dist. No. 00-18-Group 2), 5.6s, 9/2/22	BBB+/P	5,000,000	5,000,150
(Dist. No. 00-18 Group 3), 5.55s, 9/2/26	BBB+/P	1,825,000	1,759,665
(Dist. No. 04-20), 5s, 9/2/25	BB-/P	2,000,000	1,870,620
(Dist. No. 04-20), 5s, 9/2/21	BB-/P	1,000,000	992,860
(Dist. No. 04-20), 5s, 9/2/20	BB-/P	1,000,000	1,005,720
(Dist. No. 04-20), 5s, 9/2/19	BB-/P	1,000,000	1,013,680
(Dist. No. 04-20), 4 7/8s, 9/2/18	BB-/P	1,000,000	1,015,070

Irvine, Impt. Board Act of 1915 Ltd. Oblig. Special Assmt. Bonds (No. 03-19 Group 4), 5s, 9/2/29	BB-/P	705,000	597,847

Las Virgenes, Unified School Dist. G.O. Bonds
Ser. A, AGM, 5s, 8/1/28	AA+	5,245,000	5,437,072
AGM, zero %, 11/1/23	AA+	1,395,000	718,397

Long Beach, Bond Fin. Auth. Rev. Bonds (Natural Gas), Ser. A, 5 1/2s, 11/15/28	A2	5,000,000	4,988,550

Los Angeles, Cmnty. College Dist. G.O. Bonds (Election of 2008), Ser. A, 6s, 8/1/33	Aa1	10,000,000	11,112,400

Los Angeles, Cmnty. Redev. Agcy. Fin. Auth. Rev. Bonds (Bunker Hill), Ser. A, AGM, 5s, 12/1/27	AA+	16,000,000	16,493,440

Los Angeles, Dept. Arpt. Rev. Bonds (Los Angeles Intl. Arpt.), Ser. D, 5s, 5/15/40	AA	11,500,000	11,548,300

Los Angeles, Harbor Dept. Rev. Bonds, U.S. Govt. Coll., 7.6s, 10/1/18 (Escrowed to maturity)	AAA	16,565,000	19,516,386

Los Angeles, Unified School Dist. G.O. Bonds
Ser. D, 5s, 1/1/34	Aa2	3,865,000	3,839,182
Ser. F, 5s, 7/1/29	Aa2	2,000,000	2,061,040

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6 1/2s, 11/1/39	A	5,000,000	5,483,400

Metro. Wtr. Dist. Rev. Bonds (Southern CA Wtr. Wks.), 5 3/4s, 8/10/18	AAA	20,000,000	23,458,400

Modesto, High School Dist. Stanislaus Cnty., G.O. Bonds, Ser. A, FGIC, NATL, zero %, 8/1/24	Aa2	1,200,000	560,520

Murrieta Valley, Unified School Dist. G.O. Bonds, AGM, zero %, 9/1/31	AA+	6,445,000	1,789,648

Napa Valley, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. C, NATL
zero %, 8/1/22	AA-	5,000	2,778
zero %, 8/1/21	AA-	8,575,000	5,098,695

Natomas, Unified School Dist. G.O. Bonds, FGIC, zero %, 8/1/29	BBB+	4,210,000	1,077,213

North Natomas, Cmnty. Fac. Special Tax Bonds
Ser. B, 6 3/8s, 9/1/31	BBB-/P	6,150,000	6,138,992
(Dist. No. 4), Ser. D, 5s, 9/1/33	BBB-/P	3,770,000	3,068,855
Ser. D, 5s, 9/1/26	BBB-/P	1,710,000	1,500,935

Oakland, Joint Powers Fin. Auth. VRDN (Fruitvale Transit Village), Ser. B, 0.07s, 7/1/33	VMIG1	1,275,000	1,275,000

Oakland, Swr. Rev. Bonds, Ser. A, AGM, 5s, 6/15/26	AA+	3,690,000	3,788,265

Oakland, Unified School Dist. Alameda Cnty., G.O. Bonds (Election of 2006), Ser. A, 6 1/8s, 8/1/29	A2	4,000,000	4,190,160

Orange Cnty., Cmnty. Fac. Dist. Special Tax Rev. Bonds
(Ladera Ranch - No. 03-1), Ser. A, 5 5/8s, 8/15/34	BBB-/P	2,750,000	2,537,975
(Ladera Ranch No. 02-1), Ser. A, 5.55s, 8/15/33	BBB-/P	3,725,000	3,427,075
(Ladera Ranch - No. 03-1), Ser. A, 5 1/2s, 8/15/23	BBB-/P	1,000,000	969,030

Palomar Pomerado, Hlth. G.O. Bonds (Election of 2004), Ser. A, AGO
zero %, 8/1/27	AA+	3,395,000	1,203,290
zero %, 8/1/26	AA+	5,000,000	1,906,950
zero %, 8/1/24	AA+	5,130,000	2,295,059

Pico Rivera, Pub. Fin. Auth. Lease Rev. Bonds
5 3/4s, 9/1/39	A+	6,000,000	5,908,980
5 1/2s, 9/1/31	A+	1,000,000	1,012,360

Placentia, Redev. Auth. Tax Alloc. Rev. Bonds, Ser. B, 5 3/4s, 8/1/32	BBB+	3,000,000	2,635,170

Poway, Unified School Dist. G.O. Bonds (Election of 2008), zero %, 8/1/29	Aa2	11,350,000	3,680,919

Poway, Unified School Dist. Cmnty. Facs. Special Tax (Cmnty. Fac. Dist. No. 14-Del Sur), 5 1/4s, 9/1/36	B+/P	5,500,000	4,240,390

Rancho Cordova, Cmnty. Fac. Dist. Special Tax (No. 2003-1 Sunridge Anatolia), 6.1s, 9/1/37	BB+/P	1,485,000	1,314,195

Rancho Mirage, Joint Powers Fin. Auth. Rev. Bonds (Eisenhower Med. Ctr.), Ser. A, 5s, 7/1/47	Baa1	6,000,000	4,989,900

Redding, Elec. Syst. COP, NATL, 6.368s, 7/1/22 (Escrowed to maturity)	Baa1	18,465,000	21,924,418

Redwood City, Redev. Agcy., TAN (Redev. Area 2-A), AMBAC, zero %, 7/15/22	A-	3,230,000	1,574,690

Richmond, JT Pwrs. Fin. Auth. Rev. Bonds (Lease Civic Ctr.), AGO, 5 3/4s, 8/1/29	AA+	2,000,000	2,136,840

Rio Linda, Unified School Dist. G.O. Bonds (Election of 2006), AGM, 5s, 8/1/31	AA+	6,000,000	6,074,940

Ripon, Redev. Agcy. Tax Alloc. (Cmnty. Redev.), NATL, 4 3/4s, 11/1/36	Baa1	1,470,000	1,080,406

Riverside Cnty., Pub. Fin. Auth. COP, 5.8s, 5/15/29	BB-	4,250,000	3,508,630

Rohnert Pk., Cmnty. Dev. Agcy. Tax Alloc. Bonds (Rohnert Redev.), NATL, zero %, 8/1/25	A-	1,340,000	552,227

Sacramento City Fin. Auth. TAN, Ser. A, FGIC, NATL, zero %, 12/1/23	A-	15,815,000	7,297,041

Sacramento Cnty., Arpt. Syst. Rev. Bonds
5s, 7/1/40	A2	2,650,000	2,491,875
Ser. A, AGM, 5s, 7/1/28	AA+	1,500,000	1,531,005
Ser. A, AGM, 5s, 7/1/26	AA+	5,000,000	5,151,450
Ser. A, AGM, 5s, 7/1/25	AA+	3,990,000	4,137,470

Sacramento, Special Tax Rev. Bonds (North Natomas Cmnty. Fac.)
Ser. 01-03, 6s, 9/1/28	BBB/P	1,455,000	1,440,741
5.7s, 9/1/23	BBB-/P	4,795,000	4,810,056

Sacramento, City Fin. Auth. Tax Alloc. Bonds
Ser. A, FGIC, NATL, zero %, 12/1/22	A-	7,500,000	3,745,425
(Cap. Appn.), Ser. A, FGIC, NATL, zero %, 12/1/19	A-	5,000,000	3,112,550

Sacramento, Muni. Util. Dist. Elec. Rev. Bonds, Ser. K, AMBAC, 5 1/4s, 7/1/24	A1	11,500,000	12,573,640

Sacramento, Muni. Util. Dist. Fin. Auth. Rev. Bonds (Cosumnes), NATL, 5s, 7/1/19	Baa1	1,070,000	1,089,346

San Bernardino, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. A, 6 1/4s, 8/1/33	Aa2	1,000,000	1,097,320

San Diego, Pub. Fac. Fin. Auth. Rev. Bonds
Ser. A, 5 1/4s, 3/1/40	A2	1,000,000	904,200
Ser. A, 5 1/4s, 9/1/35	A2	1,500,000	1,380,615
Ser. A, 5 1/4s, 3/1/25	A2	6,065,000	6,143,724
(Southcrest), Ser. B, Radian Insd., 5 1/8s, 10/1/22	Baa2	1,000,000	920,670
Ser. A, 5s, 9/1/26	A2	6,265,000	6,147,155

San Diego, Pub. Fac. Fin. Auth. Swr. Rev. Bonds, Ser. A
5 1/4s, 5/15/29	Aa3	1,245,000	1,343,666
5 1/8s, 5/15/29	Aa3	7,885,000	8,314,496

San Diego, Redev. Agcy. Tax Alloc. (Centre City), Ser. A, SGI, 5s, 9/1/22	A2	4,665,000	4,536,479

San Diego, Unified School Dist. G.O. Bonds
Ser. C, zero %, 7/1/46	Aa1	19,000,000	1,887,840
(Election of 2008), Ser. C, zero %, 7/1/44	Aa1	15,000,000	1,706,100

San Francisco City & Cnty., Multi-Fam. Hsg. VRDN, Ser. A, 0.05s, 8/1/30	A-1+	200,000	200,000

San Francisco, City & Cnty. Arpt. Comm. Rev. Bonds (Intl. Arpt.)
Ser. 34D, AGO, 5 1/4s, 5/1/25	AA+	2,250,000	2,390,063
Ser. F, 5s, 5/1/40	A1	4,750,000	4,615,480
Ser. G, 5s, 5/1/40	A1	4,400,000	4,275,392

San Francisco, City & Cnty. Redev. Fin. Auth. TAN (Mission Bay North Redev.), Ser. C, 6 3/4s, 8/1/41	A-	1,000,000	1,038,460

San Francisco, City & Cnty. Redev. Fin. Auth. Tax Alloc. Bonds (Mission Bay South), Ser. D, 6 5/8s, 8/1/39	BBB	1,250,000	1,274,525

San Joaquin Cnty. Trans. Auth. Rev. Bonds, Ser. A, 5 1/2s, 3/1/41	AA	7,000,000	7,146,650

San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds
Ser. A, NATL, 5 3/8s, 1/15/29	Baa1	2,000,000	1,576,100
(Toll Road), Ser. A, 5s, 1/1/33	BB-	34,125,000	25,204,042

San Jose, Redev. Agcy. Tax Alloc. Bonds (Merged Area Redev.), Ser. B, Radian Insd., 5s, 8/1/32	BBB+	3,935,000	3,010,314

San Jose, Redev. Agcy. Tax Alloc. Rev. Bonds, Ser. B, 6 1/4s, 8/1/20	Baa1	5,025,000	5,122,284

San Juan, Basin Auth. Rev. Bonds (Ground Wtr. Recvy.), AMBAC, 5s, 12/1/34	A/P	1,000,000	828,930

San Marcos, Pub. Fac. Auth. Rev. Bonds
5.8s, 9/1/27	Baa3	2,995,000	2,900,238
5.8s, 9/1/18	Baa3	1,635,000	1,638,025

San Mateo Cnty., Cmnty. College G.O. Bonds (Election of 2005)
Ser. B, NATL, zero %, 9/1/27	Aaa	10,545,000	4,282,746
Ser. A, NATL, zero %, 9/1/26	Aaa	4,000,000	1,799,920

Santa Barbara Cnty., Waterfront COP, AMBAC, 5s, 10/1/27	A3	4,590,000	4,524,409

Santa Clara, Elec. Rev. Rev. Bonds, Ser. A
6s, 7/1/31	A	2,500,000	2,696,675
5 1/4s, 7/1/32	A	4,000,000	4,052,720

Santaluz, Cmnty. Facs. Dist. No. 2 Special Tax Rev. Bonds
(Impt. Area No. 1), Ser. B, 6 3/8s, 9/1/30	BBB/P	11,075,000	11,075,665
(Impt. Area No. 3), Ser. B, 6.2s, 9/1/30	BBB/P	495,000	485,714
(Impt. Area No. 3), Ser. B, 6.1s, 9/1/21	BBB/P	500,000	500,445

Saugus, Unified School Dist. G.O. Bonds, FGIC, NATL, zero %, 8/1/24	Aa2	1,210,000	581,369

Semitropic, Impt. Dist. Wtr. Storage Rev. Bonds, Ser. A, SGI, 5 1/8s, 12/1/35	AA	3,000,000	2,944,530

Sierra View, Hlth. Care Dist. Rev. Bonds
5 1/4s, 7/1/37	A/F	4,500,000	4,209,840
5 1/4s, 7/1/32	A/F	1,000,000	951,180

Solano, Cmnty. College Dist. G.O. Bonds (Election of 2002), Ser. B, FGIC, NATL, zero %, 8/1/25	Aa2	9,020,000	3,988,915

Southern CA Pub. Pwr. Auth. Rev. Bonds
(Natural Gas No. 1), Ser. A, 5 1/4s, 11/1/24	Baa1	2,850,000	2,852,480
(Natural Gas), Ser. A, 5 1/4s, 11/1/21	Baa1	1,500,000	1,522,575
Ser. A, 5s, 7/1/40	AA-	6,860,000	6,797,711

Stockton, Redev. Agcy. Rev. Bonds (Stockton Events Ctr.), FGIC, NATL, 5s, 9/1/28	A-	1,500,000	1,459,485

Sunnyvale, Cmnty. Fac. Dist. Special Tax Rev. Bonds, 7.65s, 8/1/21	B+/P	4,830,000	4,831,497

Sweetwater, High School COP, AGM, 5s, 9/1/27	AA+	7,840,000	7,677,869

Thousand Oaks, Cmnty. Fac. Dist. Special Tax Rev. Bonds (Marketplace 94-1)
6 7/8s, 9/1/24	B/P	5,000,000	5,039,750
zero %, 9/1/14	B/P	1,725,000	1,352,573

Tobacco Securitization Auth. of Southern CA Rev. Bonds
Ser. A, 5 5/8s, 6/1/43 (Prerefunded 6/1/12)	Aaa	5,000,000	5,244,050
Class A1-SNR, 5 1/8s, 6/1/46	BBB	5,000,000	3,246,000
Ser. A1-SNR, 5s, 6/1/37	BBB	2,000,000	1,392,560

Tracy, Operational Partnership, Joint Powers Auth. Lease Rev. Bonds, AGO
6 3/8s, 10/1/38	AA+	2,200,000	2,376,022
6 1/4s, 10/1/33	AA+	3,000,000	3,243,960

Tuolumne Wind Project Auth. Rev. Bonds (Tuolumne Co.), Ser. A
5 7/8s, 1/1/29	A1	6,000,000	6,479,820
5 5/8s, 1/1/29	A1	1,000,000	1,062,990

Turlock, Dist. Ser. A, 5s, 1/1/40	A1	11,640,000	11,080,232

U. of CA Rev. Bonds, Ser. O, 5 1/4s, 5/15/39	Aa1	10,000,000	10,205,800

Ventura Cnty., COP (Pub. Fin. Auth. III)
5 3/4s, 8/15/29	AA	1,500,000	1,597,815
5 3/4s, 8/15/28	AA	1,745,000	1,868,476

Vernon, Elec. Syst. Rev. Bonds, Ser. A, 5 1/8s, 8/1/21	A3	14,000,000	14,471,240

West Kern, Cmnty. Coll. Dist. G.O. Bonds (Election of 2004), Ser. B, SGI, zero %, 11/1/24	A1	2,395,000	1,106,825

			1,413,040,222
Guam (0.1%)

Guam Govt. Wtr. Wks. Auth. Rev. Bonds, 5 5/8s, 7/1/40	Ba2	2,450,000	2,159,161

			2,159,161
Puerto Rico (6.5%)

Children's Trust Fund Tobacco Settlement Rev. Bonds (Asset Backed Bonds), 5 5/8s, 5/15/43	BBB	4,000,000	3,179,360

Cmnwlth. of PR, G.O. Bonds
Ser. C, 6 1/2s, 7/1/40	A3	5,000,000	5,305,250
Ser. C, 6s, 7/1/39	A3	3,770,000	3,798,464
Ser. A, 5 1/4s, 7/1/34	A3	2,750,000	2,622,978

Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser. A
6s, 7/1/44	Baa1	14,000,000	13,900,320
6s, 7/1/38	Baa1	7,350,000	7,358,232

Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. AA, 5s, 7/1/28	A2	1,200,000	1,183,776

Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control Facs. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	14,800,000	14,814,355

Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax, Ser. B, 5s, 7/1/31	A3	5,000,000	4,624,900

Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt. Fac.), Ser. P, Cmnwlth. of PR Gtd., 6 1/8s, 7/1/23	A3	5,500,000	5,929,550

Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds
Ser. A, 6s, 8/1/42	A1	19,500,000	20,166,120
Ser. C, 5 1/4s, 8/1/41	A1	6,250,000	6,056,938

U. of PR Rev. Bonds
Ser. P, 5s, 6/1/26 (Puerto Rico)	Baa1	5,000,000	4,791,850
Ser. Q, 5s, 6/1/25 (Puerto Rico)	Baa1	5,000,000	4,843,950

			98,576,043
Virgin Islands (0.1%)

VI Pub. Fin. Auth. Rev. Bonds, Ser. A, 5s, 10/1/25	Baa2	2,000,000	1,995,820

			1,995,820
TOTAL INVESTMENTS

Total investments (cost $1,487,789,702)(b)			$1,515,771,246

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2010 through June 30, 2011 (the reporting period).
(a)	Percentages indicated are based on net assets of $1,526,467,781.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $1,488,789,559, resulting in gross unrealized appreciation and depreciation of $91,618,605 and $64,636,918, respectively, or net unrealized appreciation of $26,981,687.
(FWC)	Forward commitment, in part or in entirety.
(T)	Underlying security in a tender option bond transaction. The security has been segregated as collateral for financing transactions.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The rates shown on VRDN are the current interest rates at the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	17.9%
	State Government	15.8
	Utilities	15.5
	Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Tender option bond transactions: The fund may participate in transactions whereby a fixed-rate bond is transferred to a tender option bond trust (TOB trust) sponsored by a broker. The TOB trust funds the purchase of the fixed rate bonds by issuing floating-rate bonds issued to third parties and allowing the fund to retain the residual interest in the TOB trust’s assets and cash flows, which are in the form of inverse floating rate bonds. The inverse floating rate bonds held by the fund give the fund the right to (1) cause the holders of the floating rate bonds to tender their notes at par, and (2) to have the fixed-rate bond held by the TOB trust transferred to the fund, causing the TOB trust to collapse. The fund accounts for the transfer of the fixed-rate bond to the TOB trust as a secured borrowing by including the fixed-rate bond in The fund’s portfolio and including the floating rate bond as a liability in the Statement of assets and liabilities. At the close of the reporting period, the fund’s investments with a value of $13,795,210 were held by the TOB trust and served as collateral for $6,802,158 in floating-rate bonds outstanding. During the reporting period, the fund incurred interest expense of $12,633 for these investments based on an average interest rate of 0.21%.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$1,515,771,246	$—

Totals by level	$—	$1,515,771,246	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: During the period, State Street Bank and Trust Company, which provides certain administrative, pricing and bookkeeping services for the Putnam funds pursuant to an agreement with Putnam Investment Management, LLC, began utilizing different accounting systems and systems support in providing services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam California Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: August 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: August 26, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: August 26, 2011